SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net accumulated losses-carry forward	¥ 140,351	¥ 130,370
Allowance for credit losses	18,570	7,717
Gain or loss from changes in fair values	12,841	1,142
Inventory write-downs	1,836	1,348
Deferred membership program revenue		31
Refund payable to members		6
Others	3,818	69
Less: valuation allowance	(173,529)	(140,189)	¥ (96,489)	¥ (156,150)
Total deferred tax assets	3,887	494
Deferred tax liabilities
Gain or loss from changes in fair values	156
Others	3,731	494
Total deferred tax liabilities	¥ 3,887	¥ 494